Line Of Credit	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Line Of Credit [Abstract]
Line Of Credit

Note 3. Line of Credit

During October 2010, the Company secured a one-year renewal of the line of credit (the "Line") for $90,000 which was secured by a $90,000 certificate of deposit with a financial institution. On August 23, 2011 the Company paid the Line balance in full. The certificate of deposit was closed and the proceeds of $91,443 were recorded as cash and cash equivalents in September 2011. All borrowings under the Line bore variable interest based on either the prime rate plus 1.5% per annum or 5.0%, whichever was higher. The Company utilized the funds advanced from the Line for capital equipment purchases to support the commercialization of the Company's CryoPort Express® Dry Shipper. As of December 31, 2011 and March 31, 2011, the outstanding balance of the Line was $0 and $90,388, respectively, including accrued interest of $0 and $388, respectively. No funds were drawn against the Line during the nine months ended December 31, 2011 and 2010. During the three and nine months ended December 31, 2011 and 2010, the Company recorded interest expense of $0 and $1,725, and $1,150 and $3,438, respectively, related to the Line.

Note 6. Line of Credit

On November 5, 2007, the Company secured financing for a $200,000 one-year revolving line of credit (the "Line") secured by a $200,000 certificate of deposit with a financial institution. On November 6, 2008, the Company secured a one-year renewal of the Line for a reduced amount of $100,000 which is secured by a $100,000 certificate of deposit with a financial institution. During October 2010, the Company secured a one-year renewal of the Line for a reduced amount of $90,000 which is secured by a $90,000 certificate of deposit with a financial institution. All borrowings under the revolving line of credit bear variable interest based either the prime rate plus 1.5% per annum (totaling 4.75% as of March 31, 2011) or 5.0%, whichever is higher. The Company utilizes the funds advanced from the Line for capital equipment purchases to support the commercialization of the Company's CryoPort Express® One-Way Shipper. As of March 31, 2011 and 2010, the outstanding balance of the Line was $90,388, including accrued interest of $388. No funds were drawn against the Line during the years ended March 31, 2011 or 2010. The Company recorded interest expense of $4,563 and $4,094 for the years ended March 31, 2011 and 2010, respectively.